PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® International Fixed Income Investments

PACE® International Equity Investments

Supplement to the prospectuses relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2011, as amended to date

October 4, 2012

Dear Investor,

The purpose of this supplement is to update information regarding PACE International Fixed Income Investments ("International Fixed Income Investments") and PACE International Equity Investments ("International Equity Investments") (each, a "fund"), separate series of PACE Select Advisors Trust (the "Trust").

With respect to International Fixed Income Investments, this supplement updates information regarding the fund's investment policies with respect to investments in emerging market and high yield bonds. Previously, the fund was permitted to invest up to 20% of its total assets (in the aggregate) in high yield bonds and emerging market bonds. Effective immediately, the fund may invest (i) up to 10% of its total assets in high yield bonds of issuers domiciled in developed market countries and (ii) up to 20% of its total assets in emerging market bonds (including bonds denominated in local emerging markets currencies). These changes are described in greater detail in Section I of this supplement, below.

With respect to International Equity Investments, this supplement updates information related to the portfolio management team for J.P. Morgan Investment Management Inc. ("J.P. Morgan"), an investment advisor to the fund. Effective April 1, 2012, Demetris Georghiou has replaced Jaco Venter as a portfolio manager for J.P. Morgan's portion of the fund. These changes are described in greater detail in Section II of this supplement, below.

I.  International Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE International Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 23 of each Prospectus is revised by replacing the final sentence of the first paragraph with the following:

The fund invests, to a limited extent, in emerging market bonds and lower rated bonds of governmental and private issuers, including bonds that are rated below investment grade.

ZS-595

The section captioned "PACE International Fixed Income Investments Fund summary" and sub-headed "Principal risks" beginning on page 23 of the Multi-Class Prospectus and page 24 of the Class P Prospectus is revised by inserting the following as the last paragraph of that section:

High yield securities ("junk bonds") risk: Lower-rated securities (the issuers of which are typically in poor financial health) are subject to higher risks than investment grade securities. For example, lower-rated securities may be (1) subject to a greater risk of loss of principal and non-payment of interest (including default by the issuer); (2) subject to greater price volatility; and (3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated fixed income securities.

The section captioned "Additional information about investment objectives, principal risks and investment strategies" and sub-headed "Additional information about principal risks" beginning on page 95 of the Multi-Class Prospectus and page 98 of the Class P Prospectus is revised by inserting an "X" under the row labeled "High yield securities ("junk bonds") risk" in the PACE International Fixed Income Investments column.

The section captioned "More information about the funds-PACE International Fixed Income Investments" and sub-headed "Principal investments" beginning on page 74 of the Multi-Class Prospectus and page 75 of the Class P Prospectus is revised by replacing the final sentence of the first paragraph with the following:

The fund invests, to a limited extent, in emerging market bonds and lower rated bonds of governmental and private issuers, including bonds that are rated below investment grade.

The section captioned "The funds and their investment policies" and sub-headed "PACE International Fixed Income investments" on page 8 of the SAI is revised by replacing the first two sentences of the second paragraph of the section with the following:

PACE International Fixed Income Investments may invest up to 10% of its total assets in high yield bonds of issuers domiciled in developed countries. Developed countries may include, for example, the countries that are members of the Organization for Economic Cooperation and Development (OECD). "Domiciled," for these purposes, means companies (1) that are organized under the laws of a developed country, (2) for which the principal securities trading market is in a developed country or (3) that derive a significant proportion (at least 50%) of their revenues or profits from goods produced or sold, investments made or services performed in a developed country or that have at least 50% of their assets situated in such a country. High yield bonds include fixed income securities that are (1) rated below investment grade by Moody's (lower than a Baa rating) or S&P (lower than a BBB rating); (2) comparably rated by another rating agency; or (3) unrated, but deemed by the fund's portfolio managers to be of comparable quality to fixed income securities rated below investment grade by a rating agency. The fund may invest up to 20% of its total assets in emerging market bonds (including bonds denominated in local emerging markets currencies), irrespective of their credit quality.

II.  International Equity Investments

Effective immediately, the Prospectuses and the SAI are hereby revised as follows:

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Portfolio managers" beginning on page 50 of the Multi-Class Prospectus and page 49 of the Class P Prospectus is revised by replacing the second bullet point with the following:

•  J.P. Morgan (International REI segment)—Beltran Lastra, Head of International Structured Equity, and Demetris Georghiou, Vice President, have been portfolio managers of the fund since April 2004 and April 2012, respectively.

The section captioned "Management—Investment advisors and portfolio managers" and sub-headed "PACE International Equity Investments" beginning on page 124 of the Multi-Class Prospectus and page 122 of the Class P Prospectus is revised by replacing the fifth paragraph of that section with the following:

Beltran Lastra and Demetris Georghiou are jointly and primarily responsible for the day-to-day management of the International REI segment of the fund managed by J.P. Morgan. An employee since 1996, Mr. Lastra is head of International Structured Equity at J.P. Morgan and has served as portfolio manager of the fund since April 2004. Mr. Georghiou, Vice President, joined the firm in 2007 and is a portfolio manager responsible for managing international research driven portfolios, and has served as a portfolio manager of the fund since April 2012.

The section captioned "Portfolio managers" and sub-headed "PACE International Equity Investments—J.P. Morgan Investment Management Inc." beginning on page 184 of the SAI is revised by replacing the first two paragraphs and their related tables in their entirety with the following:

The International REI segment of PACE International Equity Investments advised by J.P. Morgan is managed by J.P. Morgan's International Structured Equity Team. The team is led by Beltran Lastra, Managing Director, and the Lead Portfolio Manager in the International Structured Equity Group. An employee since 1996, Mr. Lastra previously worked in Fixed Income Exotic Derivatives Risk Management, before transferring to Asset Management in 1999. Demetris Georghiou, Vice President, joined the firm in 2007, and is a portfolio manager responsible for managing the firm's international research driven portfolios.

The following tables provide information relating to other accounts managed by Beltran Lastra and Demetris Georghiou, the fund's portfolio managers, as of July 31, 2011 and July 31, 2012, respectively:

Beltran Lastra:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	7	20
Number of Accounts Managed with Performance-Based Advisory Fees	0	3	3
Assets Managed (in millions)	$0	$1,218.64	$3,380.35
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$145.96	$1,284.02

Demetris Georghiou

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	1	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	0
Assets Managed (in millions)	$0	$6.75	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$6.75	$0

The section captioned "Portfolio managers" and sub-headed "PACE International Equity Investments—J.P. Morgan Investment Management Inc." beginning on page 184 of the SAI is revised by replacing the final paragraph of that section in its entirety with the following:

Ownership of fund shares. As of July 31, 2011, Messrs. Lastra and Huysinga did not own shares of the fund, and as of July 31, 2012, Mr. Georghiou did not own shares of the fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.